Assets held for sale and liabilities of disposal groups held for sale	6 Months Ended
Jun. 30, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale and liabilities of disposal groups held for sale

11	Assets held for sale and liabilities of disposal groups held for sale

Held for sale
	At
	30 Jun 2025	31 Dec 2024
	£m	£m
Disposal groups	28,128	21,620
Unallocated impairment losses[1]	(58)	(25)
Non-current assets held for sale	52	11
Assets held for sale	28,122	21,606
Liabilities of disposal groups	33,097	23,110
1This represents impairment losses in excess of the carrying value on the non-current assets, excluded from the measurement scope of IFRS 5.
Disposal groups
Private Banking business in Germany
On 23 September 2024, HSBC Continental Europe, a wholly-owned subsidiary of HSBC Bank plc, announced the reaching of an agreement to sell its private banking business in Germany to BNP Paribas. The disposal group met held for sale criteria in the third quarter of 2024, with balances remaining classified as held for sale at 30 June 2025 of £2bn in assets and £2bn in liabilities. This sale is expected to complete in the second half of 2025 and generate an estimated pre-tax gain on disposal of £0.2bn, which will be recognised on completion.
Business in South Africa
On 25 September 2024, HSBC Bank plc reached an agreement to transfer its business in South Africa to local lender FirstRand Bank Ltd. The disposal group met held for sale criteria in the fourth quarter of 2024, with balances remaining classified as held for sale at 30 June 2025 of
£0.6bn in assets and £2.4bn in liabilities. The transaction, which has received regulatory and governmental approvals, is now expected to complete in the first quarter of 2026. At closing, cumulative foreign currency translation reserves and other reserves will recycle to the income statement. At 30 June 2025, foreign currency translation reserve and other reserve losses stood at £0.1bn.
French Life Insurance Business
On 20 December 2024, HSBC Continental Europe signed a memorandum of understanding for the planned sale of its French life insurance business, HSBC Assurances Vie (France), to Matmut Société d’Assurance Mutuelle. The Share Sale Agreement for the transaction was signed on 21 March 2025 following completion of all relevant employee information and consultation processes. The transaction, which has received regulatory approvals, is expected to complete in the second half of 2025. The disposal group met held for sale criteria in the fourth quarter of
2024, with balances remaining classified as held for sale at 30 June 2025 of £20.3bn in assets and £19.6bn in liabilities. The transaction is estimated to generate a pre-tax loss of £0.2bn inclusive of migration costs and the recycling of related reserves, largely on completion. The transaction is structured on the basis of a price fixed on the reference date of 30 June 2024. Between this date and completion the loss on disposal will be adjusted for changes in the net asset value, including the entity’s earnings, which will continue to be consolidated into the
Group’s results until disposal.
Retained portfolio of home and certain other loans in France
Following the sale of our retail banking operations on 1 January 2024, HSBC Continental Europe retained a portfolio of home and certain other loans, with a carrying value of £5.9bn (€7.1bn) at the time of sale. During the fourth quarter of 2024, we began actively marketing the retained portfolio for sale. As a result, on 1 January 2025 we reclassified the portfolio to a hold-to-collect-and-sell business model, measuring it at fair value through other comprehensive income.
Since reclassification, we have recognised a fair value pre-tax loss in other comprehensive income of £1bn on the remeasurement of the financial instruments and a £0.1bn mark-to-market gain in ‘net income from financial instruments held for trading or managed on a fair value basis‘ on non-qualifying economic hedges entered into in December 2024, hedging interest rate risk on the portfolio.
On 18 July 2025, HSBC Continental Europe signed a memorandum of understanding with a consortium comprising Rothesay Life plc and CCF regarding the sale of the portfolio. The potential transaction, which remains subject to relevant information and consultation processes with respective works councils, is expected to complete in the fourth quarter of 2025. At 30 June 2025, given the advanced stage of agreement on deal terms and that completion was expected within 12 months, £4.5bn in loans met the criteria to be classified as held for sale in accordance with IFRS 5. Upon completion, the cumulative fair value changes recognised through other comprehensive income will recycle to the income statement.
Custody Business in Germany
On 27 June 2025, HSBC Continental Europe reached an agreement to sell its custody business in Germany to BNP Paribas, subject to customary regulatory and anti-trust approvals and the conclusion of negotiations with the works council in Germany. Following these, it is anticipated that the sale will be completed in a phased manner, starting in the first quarter of 2026. While client consent and related operational requirements may extend the timing for completion of all client transfers, given the signing of a sale and purchase agreement, the disposal group met the held for sale criteria at 30 June 2025. As a result, £0.7bn in assets and £9.2bn in liabilities were classified as held for sale. The sale is expected to generate an estimated pre-tax gain on disposal of £0.1bn, which will be recognised in line with completion of client transfers.
Fund administration business in Germany
On 11 July 2025, HSBC Continental Europe reached an agreement to sell its fund administration business, Internationale
Kapitalanlagegesellschaft mbH, to BlackFin Capital Partners S.A.S. The disposal group, comprising £0.1bn in assets and £0.1bn in liabilities at
30 June 2025, is expected to be classified to held for sale in the third quarter of 2025, reflecting commitment by the parties to the sale in July
2025. Completion of the potential sale is subject to customary regulatory and competition approvals as well as the conclusion of negotiations with the German works council, and is expected in the second half of 2026, at which point an immaterial gain on disposal will be recognised.
UK Life Insurance
On 3 July 2025, HSBC Bank plc entered into a binding agreement to sell its UK life insurance entity, HSBC Life (UK) Limited, to Chesnara plc.
The disposal group, comprising £4.6bn in assets and £4.3bn in liabilities at 30 June 2025, is expected to be classified to held for sale in the third quarter of 2025, reflecting commitment by the parties to the sale in July 2025, when we will recognise an estimated pre-tax loss on disposal of
£0.04bn. The transaction, which remains subject to regulatory approval, is expected to complete in early 2026.
Major classes of assets and associated liabilities of disposal groups held for sale, including allocated impairment losses, were as follows:

	At 30 Jun 2025
	French Life Insurance Business	South Africa[1]	German Private Banking Business	French portfolio of home and other loan	Germany custody business[2]	Total
	£m	£m	£m	£m	£m	£m
Operating segment	IWPB	CIB and Corporate Centre	IWPB	Corporate Centre	CIB
Assets of disposal groups held for sale
Cash and balances at central banks	—	—	1,683	—	—	1,683
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	12,389	—	—	—	—	12,389
Loans and advances to banks	43	—	—	—	81	124
Loans and advances to customers	—	554	263	—	631	1,448
Financial investments[3]	7,054	—	—	4,520	—	11,574
Insurance Contract Assets	24	—	—	—	—	24
Prepayments, accrued income and other assets	828	13	13	4	28	886
Total assets	20,338	567	1,959	4,524	740	28,128

Liabilities of disposal groups held for sale
Deposit by banks	—	—	—	—	75	75
Customer accounts	—	2,343	1,943	—	9,046	13,332
Financial liabilities designated at fair value	10	—	—	—	—	10
Insurance Contract Liabilities	18,196	—	—	—	—	18,196
Accruals, deferred income and other liabilities	1,400	25	16	—	43	1,484
Total liabilities	19,606	2,368	1,959	—	9,164	33,097
Expected date of completion	Second half of 2025	First quarter of 2026	Second half of 2025	Second half of 2025	Second half of 2027

	At 31 Dec 2024
	French Life Insurance Business	South Africa[1]	German Private Banking Business	Total
	£m	£m	£m	£m
Operating segment	IWPB	CIB and Corporate Centre	IWPB
Assets of disposal groups held for sale
Cash and balances at central banks	—	—	1,511	1,511
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	11,607	—	—	11,607
Loans and advances to banks	115	—	—	115
Loans and advances to customers	—	523	246	769
Financial investments[3]	6,776	—	—	6,776
Insurance Contract Assets	18	—	—	18
Prepayments, accrued income and other assets	793	13	18	824
Total assets	19,309	536	1,775	21,620

Liabilities of disposal groups held for sale
Customer accounts	—	2,626	1,662	4,288
Financial liabilities designated at fair value	9	—	95	104
Insurance Contract Liabilities	17,387	—	—	17,387
Accruals, deferred income and other liabilities	1,272	41	18	1,331
Total liabilities	18,668	2,667	1,775	23,110
Expected date of completion	Second Half of 2025	Second Half of 2025	Second Half of 2025
1Under the financial terms of the sale of our South Africa business, HSBC Bank plc will transfer the business with a net asset value of £0.6bn for book value less any provisions. The purchase price will be satisfied by the transfer of agreed liabilities of £2.4bn. Any required increase to the net asset value of the business to achieve this will be satisfied by the inclusion of additional cash. Based upon the net liabilities of the disposal group at 30 June 2025, HSBC would be expected to include a cash contribution of £1.8bn.
2Under the financial terms of the sale of our custody business in Germany, HSBC Continental Europe will transfer a nil net asset value for each client transferred, by way of inclusion of additional cash.
3Represents financial investments measured at fair value through other comprehensive income.